Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Disclosure of subsidiaries	All current subsidiaries are domiciled within the United States and conduct business activities solely within the United States.

	Voting percentage at December 31, through the holdings in
	2022		2021		2020
Subsidiary	Common	Preferred	Common	Preferred	Common	Preferred
Subsidiary operating companies
Alivio Therapeutics, Inc.[1,2]	—	100.0	—	100.0	—	91.9
Entrega, Inc. (indirectly held through Enlight)[1,2]	—	77.3	—	77.3	—	83.1
Follica, Incorporated[1,2]	28.7	56.7	28.7	56.7	28.7	56.7
PureTech LYT (formerly Ariya Therapeutics, Inc.)	—	100.0	—	100.0	—	100.0
PureTech LYT-100	—	100.0	—	100.0	—	100.0
PureTech Management, Inc.[3]	100.0	—	100.0	—	100.0	—
PureTech Health LLC[3]	100.0	—	100.0	—	100.0	—
Vedanta Biosciences, Inc.[1,2]	—	47.0	—	48.6	—	59.3
Vedanta Biosciences Securities Corp. (indirectly held through Vedanta)[1,2]	—	47.0	—	48.6	—	59.3
Deconsolidated former subsidiary operating companies
Sonde Health, Inc.[1,2,5]	—	40.2	—	51.8	—	51.8
Akili Interactive Labs, Inc.[6]	14.7	—	—	26.7	—	41.9
Gelesis, Inc.[1,2,6]	22.8	—	4.8	19.7	4.9	20.2
Karuna Therapeutics, Inc.[1,2]	3.1	—	5.6	—	12.6	—
Vor Biopharma Inc.1,2	4.1	—	8.6	—	—	16.4
Nontrading holding companies
Endra Holdings, LLC (held indirectly through Enlight)[2]	86.0	—	86.0	—	86.0	—
Ensof Holdings, LLC (held indirectly through Enlight)[2]	86.0	—	86.0	—	86.0	—
PureTech Securities Corp.[2]	100.0	—	100.0	—	100.0	—
PureTech Securities II Corp.[2]	100.0	—	100.0	—	100.0	—
Inactive subsidiaries
Appeering, Inc.[2]	—	100.0	—	100.0	—	100.0
Commense Inc.[2]	—	99.1	—	99.1	—	99.1
Enlight Biosciences, LLC[2]	86.0	—	86.0	—	86.0	—
Ensof Biosystems, Inc. (held indirectly through Enlight)[1,2]	57.7	28.3	57.7	28.3	57.7	28.3
Knode Inc. (indirectly held through Enlight)[2]	—	86.0	—	86.0	—	86.0
Libra Biosciences, Inc.[2]	—	100.0	—	100.0	—	100.0
Mandara Sciences, LLC[2]	98.3	—	98.3	—	98.3	—
Tal Medical, Inc.[1,2]	—	100.0	—	100.0	—	100.0
1    The voting percentage is impacted by preferred shares that are classified as liabilities, which results in the ownership percentage not being the same as the ownership percentage used in allocations to non-controlling interests disclosed in Note 18. The allocation of losses/profits to the noncontrolling interest is based on the holdings of subordinated stock that provide ownership rights in the subsidiaries. The ownership of liability classified preferred shares are quantified in Note 15.
2    Registered address is Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801, USA.
3    Registered address is 2711 Centerville Rd., Suite 400, Wilmington, DE 19808, USA.
4    The Company’s interests in its subsidiaries are predominantly in the form of preferred shares, which have a liquidation preference over the common stock, are convertible into common stock at the holder’s discretion or upon certain liquidity events, are entitled to one vote per share on all matters submitted to shareholders for a vote and entitled to receive dividends when and if declared. In the case of Enlight, Mandara and PureTech Health LLC, the holdings are membership interests in an LLC. The holders of common stock are entitled to one vote per share on all matters submitted to shareholders for a vote and entitled to receive dividends when and if declared.
5    On May 25, 2022 PureTech lost control over Sonde and Sonde was deconsolidated from the Group’s financial statements, resulting in only the profits and losses generated by Sonde through the deconsolidation date being included in the Group’s Consolidated Statement of Comprehensive Income/(Loss). See Notes 5 and 6 for further details about the accounting for the investments in Sonde subsequent to deconsolidation.
6    See Notes 5 and 6 for the Gelesis and Akili SPAC merger and for the exchange of the Group's preferred stock investments for common stock of those entities.

Disclosure of estimated useful life of assets	Depreciation is calculated using the straight-line method over the estimated useful life of the related asset:

Laboratory and manufacturing equipment	2-8 years
Furniture and fixtures	7 years
Computer equipment and software	1-5 years
Leasehold improvements	5-10 years, or the remaining term of the lease, if shorter
Depreciation methods, useful lives and residual values are reviewed at each balance sheet date.